Financial Instruments and Financial Risk Management	12 Months Ended
Dec. 31, 2019
Disclosure of financial risk management [text block] [Abstract]
Disclosure of financial risk management [text block]

NOTE 5 - FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT:

Financial risk management:

1)	Financial risk factors

The Group is exposed to a variety of financial risks such as: market risks (including currency risks, fair value interest rate risk, cash flow interest rate risk and price risk), credit risks and liquidity risks. The Group’s overall risk management plan focuses on the unpredictability of financial markets and seeks to minimize the potential adverse effects on the Group’s financial performance.

Risk management is performed by the finance department according to the policy authorized by the board of directors.

a)	Market risk - Currency risk

Currency risk is the risk that the value of financial instruments will fluctuate due to changes in foreign exchange rates.

The Group operates internationally and is exposed to foreign exchange risks due to exposure to foreign currencies, primarily the NIS. Foreign exchange risk arises from future commercial transactions, assets or liabilities denominated in foreign currency.

The Group’s policy to reduce the exposure to changes in exchange rates is based on maintaining, where possible, the balances of current monetary assets, according to the currency of the current liabilities.

As of December 31, 2019, if the Group’s functional (USD) had weakened/strengthened by 10% against the NIS, with all other variables held constant, the loss for the year would decrease/increase by USD 27 thousand (the effect for 2018 was an increase/increase by USD 244 thousand and the effect for 2017 was a decrease/increase by USD 24 thousand).

b)	Credit risk

Credit risk arises when a failure by counterparties to discharge their obligations could reduce the amount of future cash inflows from financial assets on hand at the end of the reporting year.

Credit risks are treated at the Group level. Credit risks arise typically from cash and cash equivalents, bank deposits and from credit exposures in connection with outstanding receivables and committed transactions.

No credit limits were exceeded during the reported periods and Group’s management does not expect any losses from non-performance of these parties.

c)	Liquidity risk

Liquidity risk exists where the Group might encounter difficulties in meeting its financial obligations as they become due. The Group monitors its liquidity in order to ensure that sufficient liquid resources are available to allow it to meet its obligations.

Cash flow forecasting is performed by the Group’s finance department. The finance department monitors rolling forecasts of the Group’s liquidity requirements to ensure that it has sufficient cash to meet operational needs, while maintaining sufficient headroom on its undrawn committed borrowing facilities, so that the Group does not breach any of its credit facilities.

The Group invests cash surpluses in interest bearing investments such as time deposits and short-term government debentures, choosing instruments with appropriate maturities or sufficient liquidity to provide sufficient headroom as determined by the above-mentioned forecasts.

Liquidity risk arises from financial liabilities due to payable balances and amounted to USD 1,435 thousands on December 31, 2019 (December 31, 2018 - USD 1,131 thousands).

These liabilities are classified as current liabilities, and are expected to mature within 12 months following the balance sheet date, unless payment is not due within 12 months after the reporting period.

2)	Estimates of fair value

Below is analyzes financial instruments carried at fair value, by valuation method. The different levels have been defined as follows:

●	Quoted prices (unadjusted) in active markets for identical assets or liabilities (level 1).

●	Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices) (level 2).

●	Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs) (level 3).

Financial assets

Level 1 and level 2 financial instruments:

As of December 31, 2019 and December 31, 2018 the Group has no financial assets measured at level 1 or level 2.

Level 3 financial instruments:

The Company has several financial assets measured at fair value through profit or loss, which meet the level 3 criteria as of December 31, 2019 (see note 4).

Fair value measurements based on unobservable data (level 3):

The following table presents the level 3 fair value financial assets as of December 31, 2019:

December 31,
2019
Level 3
USD in thousands

Linkury’s shares	2,637
Algomizer Warrants	71
Reverse earn-out	0
Conversion Right	619
Anti-dilution	289
3,616

The following table presents the Level 3 financial assets roll-forward during 2019:

	Linkury’s shares	Algomizer Warrants	Reverse earn out	Conversion Right	Anti-dilution	Total
	USD in thousands
Balance as of January 1, 2019	-	-	-	-	-	-
Initial recognition of financial asset	2,501	162	13	617	231	3,524
Changes in fair value recognized within profit or loss	136	(91)	(13)	2	58	92
Balance as of December 31, 2019	2,637	71	-	619	289	3,616

Total unrealized profits for the period included in profit or loss for assets held at the end of the reporting period amounted to USD 105 thousand.

Financial liabilities

Level 1 financial instruments:

As of December 31, 2019 and December 31,2018 the Group has financial liability measured at level 1 – Warrants C (see note 13(b)(3)).

The fair value of financial instruments traded in active markets is based on quoted market prices at the balance sheet date. A market is regarded as active if quoted prices are readily and regularly available from an exchange, dealer, broker, industry group, pricing service, or regulatory agency, and those prices represent actual and regularly occurring market transactions on an arm’s length basis.

Level 3 financial instruments:

The Company has several financial liabilities measured at fair value through profit or loss, which meet the level 3 criteria as of December 31, 2019 – warrants issued to investors (see note 13(b)(1)-(2)).

The following table presents the financial liabilities that were measured at fair value as of December 31, 2019 and 2018:

	December 31
	2019			2018
	Level 1	Level 3	Total	Level 1	Level 3	Total
	USD in thousands
Financial liabilities at fair value through profit or loss -
Fair value of warrants	1,419	100	1,519	1,504	444	1,948
Unrecognized Day 1 loss (see note 13)	-	(60)	(60)	-	(347)	(347)
Warrants, net	1,419	40	1,459	1,504	97	1,601

The following table presents the Level 3 financial liabilities roll-forward during 2019:

Warrants
USD in thousands
Opening balance as of January 1, 2019	97
Changes in fair value of warrants issued to investors	(57)
Closing balance as of December 31, 2019	40

The following table presents the Level 3 financial liabilities roll-forward during 2018:

Warrants
USD in thousands
Opening balance as of January 1, 2018	559
Granted (see note 13(b))	6,681
Exercised	(7,045)
Changes in fair value of warrants issued to investors	(98)
Closing balance as of December 31, 2018	97

The following table presents the Level 3 financial liabilities roll-forward during 2017:

Warrants
USD in thousands
Opening balance as of January 1, 2017	237
Granted (see note 13(b))	6,041
Exercised	(2,217)
Changes in fair value of warrants issued to investors	(3,502)
Closing balance as of December 31, 2017	559

Valuation processes of the Group:

Set forth below are details regarding the valuation processes of the Group:

1)

Warrants which were issued on December 6, 2016, as part of a registered direct offering - the Company used the Black-Scholes model, using the following principal assumptions: expected volatility of 82.19%, risk-free interest of 0.23%, expected term of 5.5 years following the grant date. The liability amount is adjusted at each balance sheet date based on the then relevant assumptions, until the earlier of full exercise or expiration.

2)

Warrants which were issued on March 29, 2017, as part of a public offering - the Company used the Black-Scholes model, using the following principal assumptions: expected volatility of 84.49%, risk-free interest of 0.19%,expected term of 5 years following the grant date. The liability amount is adjusted at each balance sheet date based on the then relevant assumptions, until the earlier of full exercise or expiration. For details, see Note 13(b)(1).

3)

Warrants which were issued on November 28, 2017, as part of a direct offering - the Company used the Black-Scholes model, using the following principal assumptions: expected volatility of 85.23%, risk-free interest of 0.32%, expected term of 5.5 years following the grant date. The liability amount is adjusted at each balance sheet date based on the then relevant assumptions, until the earlier of full exercise or expiration. For details, see Note 13(b)(2).

4)	Series C warrants - level 1 financial instruments measured at fair value through profit or loss. For details, see Note 13(b)(3).

5)

Linkury shares - the Company used the Discounted Cash Flow (DCF) model for a period of 7 years, using the following principal assumptions: weighted average cost of capital (WACC) – 20.9%. The asset amount is adjusted at each balance sheet date based on the then relevant assumptions. A shift of the WACC by +/- 5% results in a change in fair value of Linkury shares of $55 thousands. For details, see Note 4.

6)	Algomizer warrants - the Company used the Black-Scholes model, using the following principal assumptions: expected volatility of 34.74%, risk-free interest of 0.24%, expected term of 3 years following the grant date. The asset amount is adjusted at each balance sheet date based on the then relevant assumptions, until the earlier of full exercise or expiration. For details, see Note 4.

7)

Anti-dilution - the Company used the Black-Scholes model, using the following principal assumptions: 25% probability for the occurrence of an anti-dilution event, expected volatility of 34.74%, risk-free interest of 0.24%, expected term of 3 years following the issuance date. An increase of the probability for the occurrence of anti-dilution event by 10% would have increased the fair value of Anti-dilution by $116 thousands. For details, see Note 4.

8)	Reverse earn out - the Company used the Monte Carlo model for a period of 0.32 years following the grant date, using the following principal assumptions: expected volatility 22.9%, risk-free interest 0.12%. For details, see Note 4.

9)

Conversion right - the Company used the Monte Carlo method for a period of 3 years following the grant date, using the following principal assumptions: expected volatility 34.74%, risk-free interest 0.24%. For details, see Note 4.

10)	Options to employees and advisors. For details, see Note 13(c).